TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Current income tax:
Current income tax charge	€ 228	€ 125
Adjustment in respect of current income tax from prior periods	8	(13)
Total current tax	236	112
Deferred tax:
Relating to the origination and reversal of temporary differences	(4)	(25)
Adjustment in respect of deferred income tax from prior periods	(9)	4
Relating to changes in tax rates or the imposition of new taxes	0	118
Total deferred tax	(13)	97
Income tax charge per the consolidated income statement	€ 223	€ 209